SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2019 and 2018, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2019	2018
150,000,000 (2018: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2019	2018
101,302,404 (2018: 101,302,404) outstanding issued common shares of $1.00 each	101,303	101,303

Weighted average assumptions used	The weighted average assumptions as at grant date are noted in the table below:

	2018	2017
Risk free interest rate	2.5%	1.8%
Expected volatility of common stock	62.5%	54.5%
Expected dividend yield	0.0%	0.0%
Expected term of options (in years)	3.6 years	3.8 years

Summary of stock option activity
A summary of option activity for the year ended December 31, 2019 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2018	3,805	$36.16	2.4
Forfeited during the year	(437)	$40.00
Lapsed during the year	(688)	$55.18
Options outstanding at December 31, 2019	2,680	$30.23	1.9

Options outstanding and exercisable at:
December 31, 2019	2,221	$30.74	1.7
December 31, 2018	2,320	$39.02	1.96
December 31, 2017	1,139	$37.92	2.53

	Year ended December 31
In $'000	2019	2018	2017
Intrinsic value of share options exercised	—	2,621	286
Total fair value of share options fully vested in the year	8,967	16,623	13,601

Compensation cost recognized in the consolidated statement of income	7,148	11,748	8,777
Share options cost capitalized*	608	421	1,823
*These costs have been capitalized as part of the cost of the conversion of the Gimi and the Hilli, representing share options awarded to employees directly involved in the conversion.
Schedule of Nonvested Restricted Stock Units Activity
A summary of RSU activity for the year ended December 31, 2019 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Granted during the year	239	20.61
Forfeited during the year	(16)	20.61
Non-vested RSUs at December 31, 2019	223	20.61	2.40